INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

10.INTANGIBLE ASSETS, NET

	As of December 31, 2019
		Accumulated
Items	Cost	Amortization	Net Value
Copyright	$3,161	$(3,161)	$—
Computer software	2,958	(1,563)	1,395
Domain names and trademarks	1,344	(1,314)	30
Developed technologies	573	(573)	—
Others	143	(54)	89
Total	$8,179	$(6,665)	$1,514

	As of December 31, 2020
		Accumulated
Items	Cost	Amortization	Net Value
Copyright	$3,379	$(3,379)	$—
Computer software	2,636	(1,572)	1,064
Domain names and trademarks	1,508	(1,428)	80
Developed technologies	613	(613)	—
Others	154	(72)	82
Total	$8,290	$(7,064)	$1,226

For the years ended December 31, 2018, 2019 and 2020, amortization expenses were US$1,251, US$705 and US$794, respectively. No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020.

As of December 31, 2020, intangible assets amortization expense for future years is expected to be as follows:

Intangible Assets
Amortization Expense
2021	$828
2022	341
2023	35
2024	10
2025	3
Thereafter	9
Total expected amortization expense	$1,226